Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Maximum [Member] | Ordinary Shares [Member]
Exercise of options by employees and vested RSUs	$ 0.5	$ 0.5	$ 0.5